Income Taxes - Schedule of Income before income tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
Income (loss) before income taxes and equity in earnings of non-consolidated affiliates	$ 15,294	$ 981	$ 20,867	$ (88,669)	$ 86,022
Domestic Tax Authority
Income Tax [Line Items]
Income (loss) before income taxes and equity in earnings of non-consolidated affiliates			(17,491)	(76,960)	46,997
Non-U.S.
Income Tax [Line Items]
Income (loss) before income taxes and equity in earnings of non-consolidated affiliates			$ 38,358	$ (11,709)	$ 39,025